Note 11 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 06, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2022	Jan. 18, 2022	Jan. 17, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding (in shares)								88,824,647	17,215,336
Stock Repurchase Program, Authorized Amount							$ 5,000
Payments for Repurchase of Common Stock		$ (0)	$ 8,603	$ 8,603	$ (0)	$ (0)
Hanover Holdings S A [Member]
Payments for Repurchase of Common Stock	$ 5,853
Common Class A [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued (in shares)		76,292,604		75,612,795
Common Stock, Shares, Outstanding (in shares)		76,292,604		75,612,795
Treasury Stock, Shares, Acquired (in shares)		0	516,123	516,123
Payments for Repurchase of Common Stock			$ 2,700	$ 2,700
Common Class A [Member] | Hanover Holdings S A [Member]
Treasury Stock, Shares, Acquired (in shares)	51,700
Common Class B [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued (in shares)		13,582,642		13,582,642
Common Stock, Shares, Outstanding (in shares)		13,582,642		13,582,642
Common Stock, Voting Interest		100.00%		100.00%
Common Class B [Member] | Chief Executive Officer [Member]
Common Stock, Shares, Outstanding (in shares)		13,582,642		13,582,642
Common Stock, Voting Interest		20.80%
Common Stock [Member]
Common Stock, Voting Interest				20.90%
Series A Preferred Stock [Member] | Hanover Holdings S A [Member]
Treasury Stock, Shares, Acquired (in shares)	134,735
Series B-1 Preferred Stock [Member] | Hanover Holdings S A [Member]
Treasury Stock, Shares, Acquired (in shares)	15,082